Goodwill and intangible assets - Summary of Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	€ 48
Ending balance, intangible assets	41	€ 48
Beginning balance	1,249
Ending balance	1,124	1,249
Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	8
Ending balance, intangible assets	12	8
Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	40
Ending balance, intangible assets	29	40
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,201
Ending balance	1,083	1,201
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	205	236
Additions	12	3
Acquisitions	5
Write-off of fully amortized intangible assets	(40)	(30)
Reclassifications		(10)
Exchange differences	(12)	6
Ending balance, intangible assets	170	205
Beginning balance	1,406	1,373
Additions	12	3
Acquisitions	11
Write-off of fully amortized intangible assets	(40)	(30)
Reclassifications		(10)
Exchange differences	(136)	70
Ending balance	1,253	1,406
Cost | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	64	68
Additions	8	3
Acquisitions	0
Write-off of fully amortized intangible assets	(35)	(7)
Reclassifications		0
Exchange differences	0	0
Ending balance, intangible assets	37	64
Cost | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	141	168
Additions	4	0
Acquisitions	5
Write-off of fully amortized intangible assets	(5)	(23)
Reclassifications		(10)
Exchange differences	(12)	6
Ending balance, intangible assets	133	141
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,201	1,137
Additions	0	0
Acquisitions	6
Write-off of fully amortized intangible assets	0	0
Reclassifications		0
Exchange differences	(124)	64
Ending balance	1,083	1,201
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(157)	(152)
Amortization charge	(23)	(36)
Write-off of fully amortized intangible assets	40	30
Reclassifications		6
Exchange differences	11	(5)
Ending balance, intangible assets	(129)	(157)
Accumulated amortization | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(56)	(55)
Amortization charge	(4)	(8)
Write-off of fully amortized intangible assets	35	7
Reclassifications		0
Exchange differences	0	0
Ending balance, intangible assets	(25)	(56)
Accumulated amortization | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(101)	(97)
Amortization charge	(19)	(28)
Write-off of fully amortized intangible assets	5	23
Reclassifications		6
Exchange differences	11	(5)
Ending balance, intangible assets	€ (104)	€ (101)